Note 24 - Operating Segments (Details Textual) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) oz	Sep. 30, 2023 USD ($) oz
Statement Line Items [Line Items]
Revenue	$ 46,868	$ 41,187	$ 135,503	$ 107,653
Fidelity Printers [member]
Statement Line Items [Line Items]
Revenue			38,714	59,510
AEG [member]
Statement Line Items [Line Items]
Receipts from sales of goods and rendering of services			$ 91,755	$ 48,143
Mass of gold sold (Ounce) | oz			40,379	30,193
Stonex Financial Limited [member]
Statement Line Items [Line Items]
Receipts from sales of goods and rendering of services			$ 5,034	$ 0
Mass of gold sold (Ounce) | oz			2,253	0